Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the following table sets forth information on the relationship between the Company’s financial performance, stockholder return and the compensation of the individuals serving as our President and Chief Executive Officer (referred to as our “PEO”) and, on average, our other named executive officers during 2020, 2021, 2022 and 2023. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to our “Compensation Discussion and Analysis”.
	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO				Value of Initial Fixed $100 Investment Based On:
Year	First PEO ($)(1)	Second PEO ($)(1)	First PEO ($)(2)	Second PEO ($)(2)	Avg Summary Compensation Table Total for Non- PEO NEOs ($)(1)	Average Compensation Actually Paid to Non- PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ millions)	Consolidated AEBITDA ($ millions)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	6,691,896	—	9,785,911	—	2,359,944	2,134,309	306.60	324.88	163(5)	1,118
2022	3,193,994	6,136,011	2,130,622	(17,892,828)	4,171,510	3,578,994	218.83	271.48	3,675(5)	913
2021	—	13,485,500	—	29,951,291	3,046,670	5,456,124	249.56	349.77	371	793
2020	—	3,614,599	—	9,975,671	2,701,249	3,385,216	154.94	228.29	(569)	374

(1)
Mr. Wilson (the “First PEO” for purposes of the table above) succeeded Barry L. Cottle (the “Second PEO” for purposes of the table above) as interim President and Chief Executive Officer on August 30, 2022, and Mr. Cottle’s employment with the Company terminated as of such date. Mr. Wilson was appointed President and Chief Executive Officer on a permanent basis on October 10, 2022. The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

—
2023: Oliver Chow, Constance P. James, James Sottile and Siobhan Lane;

—
2022: Constance P. James, Patrick J. McHugh, James Sottile and Siobhan Lane;

—
2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson; and

—
2020: Michael C. Eklund, Michael A. Quartieri, James Sottile, Matthew Wilson and Michael F. Winterscheidt.

(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (First PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (First PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (First PEO) ($)(b)	Compensation Actually Paid (First PEO) ($)
2023	6,691,896	3,899,846	6,993,861	9,785,911
2022	3,193,994	1,499,904	436,532	2,130,622
Year	Summary Compensation Table Total (Second PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Second PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Second PEO) ($)(b)	Compensation Actually Paid (Second PEO) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
2020	3,614,599	1,750,000	8,111,072	9,975,671
Year	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (Other NEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total(Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2023	2,359,944	1,205,377	979,742	2,134,309
2022	4,171,510	1,124,969	532,453	3,578,994
2021	3,046,670	1,282,540	3,691,994	5,456,124
2020	2,701,249	1,932,190	2,616,157	3,385,216

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (First PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (First PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (First PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (First PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (First PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (First PEO) ($)	Total Equity Award Additions (First PEO) ($)
2023	5,599,656	1,076,893	—	317,312	—	—	6,993,861
2022	1,476,720	(545,641)	—	(494,547)	—	—	436,532
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Second PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Second PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Second PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Second PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Second PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Second PEO) ($)	Total Equity Award Additions (Second PEO) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
2020	9,075,938	4,523,919	—	(2,810,785)	(2,678,000)	—	8,111,072
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2023	1,155,596	437,838	18,972	66,214	(698,878)	—	979,742
2022	1,166,726	(218,616)	—	(223,554)	(192,103)	—	532,453
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994
2020	2,976,285	151,147	—	(305,742)	(205,534)	—	2,616,157
(3)
The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023, and consists of Aristocrat (Australian Securities Exchange: ALL), IGT (New York Stock Exchange: IGT), Everi Holdings Inc. (New York Stock Exchange: EVRI), Playtika Holding Corp. (New York Stock Exchange: PLTK), PlayAGS, Inc. (New York Stock Exchange: AGS) and Evolution AB (Stockholm Stock Exchange: EVO) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2020 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested. For the fiscal year ended December 31, 2023, the Company changed its peer group because management believes that the transition to the current peer group provides a better representation of industry performance given that the prior peer group was selected before the completion of the Company’s divestitures of its lottery business and sports betting business. Our former peer group companies consisted of: Aristocrat, IGT, Intralot, S.A. (Athens Stock Exchange: INLOT), Pollard Banknote Limited (Toronto Stock Exchange: PBL) and Everi Holdings Inc. (the “Former Peer Group”). The Peer Group Total Shareholder Return with respect to the Former Peer Group is $97.33, $142.33, $102.31 and $135.34, for 2020, 2021, 2022 and 2023, respectively.

(4)
For purposes of providing a consistent measure for each fiscal year presented, Consolidated AEBITDA for fiscal years 2021 and 2020 excludes the results of business units that we divested in 2022, although, annual bonus payments for such years were determined based on Consolidated AEBITDA measured inclusive of such business units. A reconciliation of Consolidated AEBITDA for each year is provided in Appendix A.

(5)
Includes a pre-tax gain of $4,927 million on the sale of discontinued operations. See Note 17 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	AEBITDA
Named Executive Officers, Footnote
(1)
Mr. Wilson (the “First PEO” for purposes of the table above) succeeded Barry L. Cottle (the “Second PEO” for purposes of the table above) as interim President and Chief Executive Officer on August 30, 2022, and Mr. Cottle’s employment with the Company terminated as of such date. Mr. Wilson was appointed President and Chief Executive Officer on a permanent basis on October 10, 2022. The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

—
2023: Oliver Chow, Constance P. James, James Sottile and Siobhan Lane;

—
2022: Constance P. James, Patrick J. McHugh, James Sottile and Siobhan Lane;

—
2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson; and

—
2020: Michael C. Eklund, Michael A. Quartieri, James Sottile, Matthew Wilson and Michael F. Winterscheidt.

Peer Group Issuers, Footnote
(3)
	The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023, and consists of Aristocrat (Australian Securities Exchange: ALL), IGT (New York Stock Exchange: IGT), Everi Holdings Inc. (New York Stock Exchange: EVRI), Playtika Holding Corp. (New York Stock Exchange: PLTK), PlayAGS, Inc. (New York Stock Exchange: AGS) and Evolution AB (Stockholm Stock Exchange: EVO) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2020 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested. For the fiscal year ended December 31, 2023, the Company changed its peer group because management believes that the transition to the current peer group provides a better representation of industry performance given that the prior peer group was selected before the completion of the Company’s divestitures of its lottery business and sports betting business.
Changed Peer Group, Footnote	Our former peer group companies consisted of: Aristocrat, IGT, Intralot, S.A. (Athens Stock Exchange: INLOT), Pollard Banknote Limited (Toronto Stock Exchange: PBL) and Everi Holdings Inc. (the “Former Peer Group”). The Peer Group Total Shareholder Return with respect to the Former Peer Group is $97.33, $142.33, $102.31 and $135.34, for 2020, 2021, 2022 and 2023, respectively.
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (First PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (First PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (First PEO) ($)(b)	Compensation Actually Paid (First PEO) ($)
2023	6,691,896	3,899,846	6,993,861	9,785,911
2022	3,193,994	1,499,904	436,532	2,130,622
Year	Summary Compensation Table Total (Second PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Second PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Second PEO) ($)(b)	Compensation Actually Paid (Second PEO) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
2020	3,614,599	1,750,000	8,111,072	9,975,671
(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (First PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (First PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (First PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (First PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (First PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (First PEO) ($)	Total Equity Award Additions (First PEO) ($)
2023	5,599,656	1,076,893	—	317,312	—	—	6,993,861
2022	1,476,720	(545,641)	—	(494,547)	—	—	436,532
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Second PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Second PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Second PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Second PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Second PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Second PEO) ($)	Total Equity Award Additions (Second PEO) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
2020	9,075,938	4,523,919	—	(2,810,785)	(2,678,000)	—	8,111,072

Non-PEO NEO Average Total Compensation Amount	$ 2,359,944	$ 4,171,510	$ 3,046,670	$ 2,701,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,134,309	3,578,994	5,456,124	3,385,216
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.
Year	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (Other NEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total(Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2023	2,359,944	1,205,377	979,742	2,134,309
2022	4,171,510	1,124,969	532,453	3,578,994
2021	3,046,670	1,282,540	3,691,994	5,456,124
2020	2,701,249	1,932,190	2,616,157	3,385,216

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2023	1,155,596	437,838	18,972	66,214	(698,878)	—	979,742
2022	1,166,726	(218,616)	—	(223,554)	(192,103)	—	532,453
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994
2020	2,976,285	151,147	—	(305,742)	(205,534)	—	2,616,157

Compensation Actually Paid vs. Total Shareholder Return
Relationship between “Compensation Actually Paid” and Total Shareholder Return
The graphs below show the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and the total shareholder return of the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
Relationship between “Compensation Actually Paid” and Net Income
The graphs below reflect the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and our net income. Note that net income for 2022 includes a pre-tax gain of $4,927 million on the sale of discontinued operations.

Compensation Actually Paid vs. Company Selected Measure
Relationship between “Compensation Actually Paid” and Consolidated AEBITDA
The graphs below reflect the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and Consolidated AEBITDA.

Total Shareholder Return Vs Peer Group
Tabular List, Table
We consider Consolidated AEBITDA to be the most important measure used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2023. This choice was motivated by the fact that Consolidated AEBITDA, subject to certain adjustments, was one of the performance metrics, in the form of LWICP AEBITDA, under the 2023 LWICP, determining 50% of the payout for our executives with Company-wide responsibilities, and the sole performance metric, in the form of RSU AEBITDA, for a significant portion of the outstanding equity awards held by our named executive officers, including awards that were earned in early 2024. The below list consists of our “most important” financial performance measures used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2023. Revenue, subject to certain adjustments, was the other performance metric used to determine payouts under our 2023 LWICP and TSR was used to determine the vesting level for half of our 2021 – 2023 performance-conditioned RSUs. In addition, we consider free cash flow to be an important financial performance metric linked to “Compensation Actually Paid” for 2023 even though it was not used as a metric under our programs in 2023, because the Compensation Committee takes our free cash flow results into consideration when making other compensation-related decisions, including whether to provide executives with merit increases or to exercise negative discretion to reduce payouts under the LWICP.
•
Consolidated AEBITDA

•
Revenue

•
TSR

•
Free cash flow

Total Shareholder Return Amount	$ 306.6	218.83	249.56	154.94
Peer Group Total Shareholder Return Amount	324.88	271.48	349.77	228.29
Net Income (Loss)	$ 163,000,000	$ 3,675,000,000	$ 371,000,000	$ (569,000,000)
Company Selected Measure Amount	1,118	913	793	374
PEO Name	Wilson
Peer Group Total Shareholder Return With Respect To The Former Peer Group	$ 135.34	$ 102.31	$ 142.33	$ 97.33
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 4,927,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated AEBITDA
Non-GAAP Measure Description
(4)
For purposes of providing a consistent measure for each fiscal year presented, Consolidated AEBITDA for fiscal years 2021 and 2020 excludes the results of business units that we divested in 2022, although, annual bonus payments for such years were determined based on Consolidated AEBITDA measured inclusive of such business units. A reconciliation of Consolidated AEBITDA for each year is provided in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 979,742
Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,155,596
Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,838
Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,972
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,214
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698,878)
Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Matthew Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,691,896	3,193,994
PEO Actually Paid Compensation Amount	9,785,911	2,130,622
Barry L.Cottle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,136,011	13,485,500	3,614,599
PEO Actually Paid Compensation Amount		(17,892,828)	29,951,291	9,975,671
PEO | Matthew Wilson [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,899,846)	(1,499,904)
PEO | Matthew Wilson [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,993,861	436,532
PEO | Matthew Wilson [Member] | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,599,656	1,476,720
PEO | Matthew Wilson [Member] | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,076,893	(545,641)
PEO | Matthew Wilson [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Matthew Wilson [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,312	(494,547)
PEO | Matthew Wilson [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Matthew Wilson [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry L.Cottle [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,499,951)	(9,151,065)	(1,750,000)
PEO | Barry L.Cottle [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,528,888)	25,616,856	8,111,072
PEO | Barry L.Cottle [Member] | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,065,199	9,075,938
PEO | Barry L.Cottle [Member] | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,670,806	4,523,919
PEO | Barry L.Cottle [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry L.Cottle [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,000,729)	7,880,851	(2,810,785)
PEO | Barry L.Cottle [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,528,159)		(2,678,000)
PEO | Barry L.Cottle [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,205,377)	(1,124,969)	(1,282,540)	(1,932,190)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 979,742	532,453	3,691,994	2,616,157
Non-PEO NEO | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,166,726	1,168,135	2,976,285
Non-PEO NEO | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(218,616)	1,085,346	151,147
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(223,554)	$ 1,438,514	(305,742)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (192,103)		$ (205,534)